UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO: Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2018

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 60.5%
U.S. TREASURY OBLIGATIONS — 21.9%
$18,000,000	U.S. Treasury Bill (1)	2.07%	11/15/18	$17,954,237
18,210,000	U.S. Treasury Bill (1)	2.14%	12/27/18	18,118,244
15,000,000	U.S. Treasury Bill (1)	2.15%	01/10/19	14,911,625
20,000,000	U.S. Treasury Bill (1)	2.19%	01/17/19	19,871,600
20,000,000	U.S. Treasury Bill (1)	2.21%	01/31/19	19,853,600
23,210,000	U.S. Treasury Bill (1)	2.23%	02/07/19	23,028,691
8,420,000	U.S. Treasury Bill (1)	2.24%	02/21/19	8,346,920
365,000	U.S. Treasury Note	1.13%	01/31/19	363,722
365,000	U.S. Treasury Note	1.25%	01/31/19	363,872
24,285,000	U.S. Treasury Note	1.50%	01/31/19	24,228,459
7,405,000	U.S. Treasury Note	0.75%	02/15/19	7,364,799
1,660,000	U.S. Treasury Note	1.13%	02/28/19	1,652,352
27,000,000	U.S. Treasury Note	1.50%	02/28/19	26,916,576

	Total U.S. Treasury Obligations (Cost $182,974,697)			182,974,697

AGENCY OBLIGATIONS — 38.6%(2)
9,020,000	Federal Farm Credit Banks Funding Corp. (1)	2.17%	01/16/19	8,962,628
4,670,000	Federal Farm Credit Banks Funding Corp. (1)	2.57%	07/22/19	4,573,892
10,000,000	Federal Farm Credit Banks Funding Corp. (3) (1 Month USD LIBOR - 0.095%)	2.16%	07/25/19	9,996,776
5,770,000	Federal Farm Credit Banks Funding Corp. (3) (1 Month USD LIBOR - 0.050%)	2.11%	06/15/20	5,769,717
3,870,000	Federal Farm Credit Banks Funding Corp. (3) (1 Month USD LIBOR - 0.050%)	2.11%	08/17/20	3,870,000
5,305,000	Federal Farm Credit Banks Funding Corp. (3) (1 Month USD LIBOR - 0.040%)	2.09%	09/11/20	5,304,691
4,495,000	Federal Home Loan Banks (1)	1.96%	10/04/18	4,494,270
9,630,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.130%)	2.03%	10/15/18	9,630,000
14,075,000	Federal Home Loan Banks (1)	1.97%	10/18/18	14,062,006
7,465,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.150%)	2.02%	10/18/18	7,465,000
16,355,000	Federal Home Loan Banks (1)	2.00%	10/24/18	16,334,217
8,890,000	Federal Home Loan Banks (1)	2.00%	10/26/18	8,877,714
20,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.080%)	2.09%	11/13/18	19,999,491
8,715,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.150%)	1.98%	11/14/18	8,715,000
11,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.130%)	2.03%	11/15/18	11,000,000
16,625,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.130%)	2.04%	11/16/18	16,624,939
8,795,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.125%)	2.04%	11/20/18	8,795,391
11,710,000	Federal Home Loan Banks (1)	2.12%	12/05/18	11,663,480
2,030,000	Federal Home Loan Banks (1)	2.12%	12/07/18	2,022,048

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$4,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.070%)	2.10%	12/19/18	$4,000,000
5,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.140%)	2.07%	12/24/18	5,000,000
4,425,000	Federal Home Loan Banks (1)	2.15%	01/04/19	4,400,128
6,355,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.140%)	2.18%	01/08/19	6,355,000
3,725,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.090%)	2.13%	01/25/19	3,725,000
8,010,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.130%)	1.97%	02/01/19	8,010,000
5,810,000	Federal Home Loan Banks (1)	2.27%	02/11/19	5,761,704
1,600,000	Federal Home Loan Banks (1)	2.27%	03/06/19	1,584,414
10,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.100%)	2.03%	03/08/19	10,000,000
11,745,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.120%)	2.10%	03/25/19	11,745,000
20,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.090%)	2.03%	04/05/19	20,000,000
1,910,000	Federal Home Loan Banks (3) (3 Month USD LIBOR - 0.160%)	2.20%	06/12/19	1,909,654
13,800,000	Federal Home Loan Banks (3) (3 Month USD LIBOR - 0.160%)	2.18%	06/20/19	13,800,000
12,455,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.080%)	2.05%	07/11/19	12,455,000
5,045,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.080%)	2.15%	08/27/19	5,045,000
14,525,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.085%)	2.06%	09/09/19	14,525,000
10,285,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.060%)	2.15%	02/24/20	10,285,000
6,535,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.040%)	2.12%	04/17/20	6,535,000

	Total Agency Obligations (Cost $323,297,160)			323,297,160
	Total Investments — 60.5% (Cost $506,271,857)			506,271,857

REPURCHASE AGREEMENTS — 39.5%
30,000,000	Bank of Montreal Dated 9/28/18, To be repurchased at $30,005,525 (collateralized by $29,705,313 par amount of a U.S. Treasury Bill, a U.S. Treasury Bond and U.S. Treasury Notes, 0.00% to 3.88%; due 12/06/18 to 04/15/29; Total Fair Value $30,600,092)	2.21%	10/01/18	30,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$8,000,000	BNP Paribas Securities Co. Dated 9/28/18, To be repurchased at $8,001,493 (collateralized by $7,937,356 par amount of a U.S. Treasury Bond and a U.S. Treasury Notes, 1.88% to 2.50%; due 04/30/22 to 02/15/46; Total Fair Value $8,160,007)	2.24%	10/01/18	$8,000,000
20,000,000	Goldman Sachs & Co. Dated 9/28/18, To be repurchased at $20,003,683 (collateralized by $19,948,135 par amount of Government National Mortgage Association, 3.00% to 6.50%; due 11/15/23 to 04/15/47; Total Fair Value $20,400,000)	2.21%	10/01/18	20,000,000
30,000,000	HSBC Securities (USA), Inc. Dated 9/28/18, To be repurchased at $30,005,600 (collateralized by $30,000,003 par amount of a U.S. Treasury Bill, 0.00%; due 10/18/18; Total Fair Value $30,600,003)	2.24%	10/01/18	30,000,000
79,000,000	HSBC Securities (USA), Inc. Dated 9/28/18, To be repurchased at $79,014,813 (collateralized by $78,745,750 par amount of a Government National Mortgage Association, 4.50%; due 09/20/48; Total Fair Value $80,580,143)	2.25%	10/01/18	79,000,000
10,000,000	Mitsubishi UFJ Securities Co. Dated 9/28/18, To be repurchased at $10,001,833 (collateralized by $9,979,527 par amount of Federal National Mortgage Backed Securities, 2.08% to 4.00%; due 10/01/32 to 09/01/47; Total Fair Value $10,300,116)	2.20%	10/01/18	10,000,000
12,000,000	Natixis S.A. Dated 9/28/18, To be repurchased at $12,002,230 (collateralized by $11,952,634 par amount of U.S. Treasury Bills and U.S. Treasury Notes, 0.00% to 3.63%; due 11/23/18 to 07/15/27; Total Fair Value $12,240,000)	2.23%	10/01/18	12,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$3,000,000	Natixis S.A. Dated 9/28/18, To be repurchased at $3,000,563 (collateralized by $2,991,074 par amount of Federal National Mortgage Backed Securities, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 8.50%; due 02/15/20 to 06/01/48; Total Fair Value $3,088,127)	2.25%	10/01/18	$3,000,000
73,000,000	TD Securities (USA), LLC Dated 9/28/18, To be repurchased at $73,013,688 (collateralized by $72,876,244 par amount of a U.S. Treasury Note, 2.13%; due 02/29/24; Total Fair Value $74,460,071)	2.25%	10/01/18	73,000,000
40,000,000	TD Securities (USA), LLC Dated 9/28/18, To be repurchased at $40,007,567 (collateralized by $39,882,732 par amount of a Federal National Mortgage Backed Security, 4.00%; due 08/01/48; Total Fair Value $41,200,001)	2.27%	10/01/18	40,000,000
25,000,000	The Bank of Nova Scotia Dated 9/28/18, To be repurchased at $25,004,646 (collateralized by $24,945,725 par amount of a U.S. Treasury Bond and a U.S. Treasury Note, 1.38% to 1.63%; due 07/31/19 to 02/15/44; Total Fair Value $25,504,774)	2.23%	10/01/18	25,000,000

	Total Repurchase Agreements (Cost $330,000,000)			330,000,000

	Total Investments in Securities— 100.0% (Cost $836,271,857)			836,271,857

	Other Assets in excess of Liabilities — 0.0%			210,434

	Net Assets — 100.0%			$836,482,291

	Net Asset Value Per Participation Certificate			$1.00

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

(3)         Variable rate security. The rate shown is the rate in effect at September 30, 2018. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2018

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS — 81.4%
BANK OBLIGATIONS — 20.8%
CERTIFICATES OF DEPOSIT — 1.5% (1)
$1,500,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.220%)	2.46%	10/29/18	$1,500,332
500,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.220%)	2.38%	11/15/18	500,138
				2,000,470
YANKEE CERTIFICATES OF DEPOSIT — 19.3%
1,270,000	Canadian Imperial Bank of Commerce (1) (3 Month USD LIBOR + 0.230%)	2.57%	02/04/19	1,270,738
500,000	Cooperatieve Rabobank, New York (1) (1 Month USD LIBOR + 0.180%)	2.31%	11/13/18	500,114
1,500,000	Credit Industriel Commercial, New York	2.53%	03/01/19	1,483,513
3,000,000	KBC Bank NV, New York	2.18%	10/05/18	2,999,980
2,500,000	Mitsubishi UFJ Trust and Banking Corp.	2.30%	12/10/18	2,500,037
1,500,000	Natixis S.A. (1) (3 Month USD LIBOR + 0.100%)	2.44%	11/01/18	1,500,074
1,000,000	Nordea Bank AB, New York	2.40%	01/28/19	999,956
500,000	Royal Bank of Canada, New York (1) (1 Month USD LIBOR + 0.250%)	2.37%	11/06/18	500,142
500,000	Royal Bank of Canada, New York (1) (3 Month USD LIBOR + 0.150%)	2.47%	05/20/19	500,280
1,000,000	Societe Generale, New York	2.50%	02/08/19	1,000,353
2,000,000	Standard Chartered Bank, New York (1) (3 Month USD LIBOR + 0.100%)	2.47%	03/25/19	2,000,000
2,500,000	Sumitomo Mitsui Banking Corp., New York	2.51%	03/01/19	2,500,046
1,500,000	Sumitomo Mitsui Trust Bank, Ltd., New York	2.32%	10/18/18	1,500,096
3,000,000	Sumitomo Mitsui Trust Bank, Ltd., New York (1) (1 Month USD LIBOR + 0.180%)	2.31%	02/08/19	2,999,324
1,000,000	Swedbank AB (1) (1 Month USD LIBOR + 0.190%)	2.27%	12/31/18	1,000,468
2,000,000	Toronto Dominion Holdings USA, Inc.	2.62%	06/14/19	1,998,619
1,000,000	Toronto Dominion Holdings USA, Inc. (1) (3 Month USD LIBOR + 0.110%)	2.50%	06/28/19	1,000,294
				26,254,034

	Total Bank Obligations (Cost $28,255,030)			28,254,504

CORPORATE DEBT — 59.1%
COMMERCIAL PAPER — 59.1%
ASSET BACKED SECURITIES — 17.3% (2)
1,000,000	Bedford Row Funding Corp. (1) (1 Month USD LIBOR + 0.270%)	2.40%	02/11/19	1,000,736
1,000,000	CAFCO LLC (3)	2.29%	12/13/18	995,180
2,000,000	Cancara Asset Securitisation LLC (3)	2.28%	12/06/18	1,991,065

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$2,000,000	Charta LLC (3)	2.26%	11/16/18	$1,993,932
1,000,000	Crown Point Capital LLC	2.37%	10/15/18	998,964
1,000,000	Crown Point Capital LLC (3)	2.40%	12/03/18	1,000,201
1,500,000	Crown Point Capital LLC	2.41%	12/10/18	1,500,301
1,000,000	LMA Americas LLC (3)	2.50%	11/21/18	996,625
5,000,000	Matchpoint Finance PLC (3)	2.20%	10/01/18	4,999,079
2,000,000	Old Line Funding LLC (3)	2.27%	12/10/18	1,990,766
4,000,000	Starbird Funding Corp. (3)	2.20%	10/01/18	3,999,290
2,000,000	Victory Receivables Corp. (3)	2.28%	11/09/18	1,994,787
				23,460,926

FINANCIAL COMPANIES — 40.8%
3,000,000	ABN AMRO Funding USA LLC (2) (3)	2.29%	10/12/18	2,997,401
2,000,000	ABN AMRO Funding USA LLC (2) (3)	2.27%	11/16/18	1,993,796
1,000,000	BPCE SA (2) (3)	2.46%	10/03/18	999,702
1,000,000	BPCE SA (2) (3)	2.57%	10/31/18	997,998
5,000,000	CDP Financial Inc. (2) (3)	2.15%	10/03/18	4,998,503
250,000	Commonwealth Bank of Australia, New York (1) (2) (1 Month USD LIBOR + 0.190%)	2.30%	10/05/18	250,006
600,000	Commonwealth Bank of Australia, New York (1) (2) (1 Month USD LIBOR + 0.200%)	2.33%	11/09/18	600,138
5,000,000	DNB Bank ASA (2) (3)	2.12%	10/03/18	4,998,509
5,000,000	DZ Bank, New York (2) (3)	2.15%	10/01/18	4,999,104
1,000,000	Federation Des Caisses Desjardins Du Quebec (1) (2) (3 Month USD LIBOR + 0.130%)	2.46%	05/21/19	999,930
1,000,000	Federation Des Caisses Desjardins Du Quebec (1) (2) (1 Month USD LIBOR + 0.220%)	2.37%	08/13/19	1,000,404
1,000,000	ING US Funding LLC (1) (1 Month USD LIBOR + 0.320%)	2.45%	02/08/19	1,000,969
1,000,000	JP Morgan Securities LLC (2) (3)	2.56%	01/28/19	991,660
1,000,000	La Caisse Centrale Desjardins Du Quebec (1) (2) (1 Month USD LIBOR + 0.240%)	2.40%	10/19/18	1,000,113
2,000,000	Lloyds Bank PLC (1) (1 Month USD LIBOR + 0.220%)	2.32%	01/02/19	2,001,058
1,500,000	National Australia Bank Ltd. (1) (2) (1 Month USD LIBOR + 0.250%)	2.40%	11/13/18	1,500,476
2,000,000	National Australia Bank Ltd. (1) (2) (1 Month USD LIBOR + 0.250%)	2.35%	04/02/19	2,002,043
2,000,000	National Securities Clearing Corp. (2) (3)	2.53%	03/27/19	1,974,600
2,000,000	NRW Bank (2) (3)	2.45%	02/20/19	1,979,901
2,500,000	OMERS Finance Trust (2) (3)	2.29%	10/24/18	2,496,015
2,186,000	Oversea Chinese Banking Corp., Ltd. (2) (3)	2.26%	10/19/18	2,183,167
2,500,000	Oversea Chinese Banking Corp., Ltd. (2) (3)	2.24%	11/14/18	2,499,817
1,500,000	Suncorp Metway, Ltd. (2) (3)	2.54%	01/09/19	1,489,185
1,000,000	Svenska Handelsbanken AB (2) (3)	2.41%	01/28/19	992,023
1,000,000	Swedbank AB (3)	2.40%	11/21/18	996,724
1,500,000	Toronto Dominion Holdings USA, Inc. (1) (2) (1 Month USD LIBOR + 0.230%)	2.36%	11/08/18	1,500,407

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$500,000	Toronto Dominion Holdings USA, Inc. (1) (2) (1 Month USD LIBOR + 0.230%)	2.47%	11/30/18	$500,110
2,000,000	UBS AG (1) (2) (3 Month USD LIBOR + 0.300%)	2.64%	07/23/19	2,000,950
1,500,000	UBS AG (1) (2) (1 Month USD LIBOR + 0.260%)	2.50%	08/28/19	1,500,319
1,000,000	United Overseas Bank Ltd. (2) (3)	2.48%	11/21/18	996,604
1,000,000	United Overseas Bank Ltd. (2) (3)	2.46%	12/03/18	995,809
				55,437,441
NON-FINANCIAL COMMERCIAL PAPER — 1.0% (1)
1,500,000	Nestle Capital Corp. (1) (2)	2.42%	12/11/18	1,492,970
				1,492,970
	Total Commercial Paper			80,391,337
	Total Corporate Debt (Cost $80,393,275)			80,391,337

NON-U.S. SUB-SOVEREIGN — 1.5%
2,000,000	Erste Abwicklungsanstalt (2) (3)	2.21%	11/16/18	1,993,864

	Total Non-U.S. Sub-Sovereign (Cost $1,994,378)			1,993,864
	Total Investments — 81.4% (Cost $110,642,683)			110,639,705
REPURCHASE AGREEMENTS — 18.4%
11,000,000	BNP Paribas Securities Co. Dated 9/28/18, To be repurchased at $11,002,053 (collateralized by $10,969,291 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 0.00% to 2.50%; due 05/31/22 to 08/15/46; Total Fair Value $11,220,000)	2.24%	10/01/18	11,000,000
8,000,000	HSBC Securities (USA), Inc. Dated 9/28/18, To be repurchased at $8,001,493 (collateralized by $8,000,000 par amount of U.S. Treasury Notes, 0.00%; due 02/15/22 to 02/15/38; Total Fair Value $8,160,000)	2.24%	10/01/18	8,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

REPURCHASE AGREEMENTS (continued)
$6,000,000	TD Securities (USA), LLC Dated 9/28/18, To be repurchased at $6,001,135 (collateralized by $5,982,411 par amount of a Federal National Mortgage Backed Security, 4.00%; due 03/01/48; Total Fair Value $6,180,001)	2.27%	10/01/18	$6,000,000
	Total Repurchase Agreements (Cost $25,000,000)			25,000,000
	Total Investments in Securities— 99.8% (Cost $135,642,683)			135,639,705

	Other Assets in excess of Liabilities — 0.2%			266,928
	Net Assets — 100.0%			$135,906,633
	Net Asset Value Per Participation Certificate			$0.9999

(1)         Variable rate security. The rate shown is the rate in effect at September 30, 2018. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

(2)         Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(3)         Interest Rate disclosed represents the discount rate at the time of purchase.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2018

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio, (each a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to board oversight. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under Securities and Exchange Commission (“SEC”) rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Independent Trustees, determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Fair Value Measurement:  The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2018

(Continued)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	Total Fair Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$182,974,697	$—	$182,974,697	$—
Agency Obligations	323,297,160	—	323,297,160	—
Repurchase Agreements	330,000,000	—	330,000,000	—
	$836,271,857	$—	$836,271,857	$—

Money Market Portfolio
Bank Obligations	$28,254,504	$—	$28,254,504	$—
Corporate Debt	80,391,337	—	80,391,337	—
Non-U.S. Sub-Sovereign	1,993,864	—	1,993,864	—
Repurchase Agreements	25,000,000	—	25,000,000	—
	$135,639,705	$—	$135,639,705	$—

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 investment holdings in each Portfolio. Various factors are considered in classifying Portfolios’ holdings, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. As of September 30, 2018, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument is set forth in the table above.

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities. For the period ended September 30, 2018, there were no fair valued securities for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Accounting Pronouncement

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. Certain requirements went into effect August 1, 2017. Other requirements became or will become effective June 1, 2018 or June 1, 2019 depending on the amount of assets under management and subject to the SEC’s delay of certain aspects of the rules.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	November 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	November 14, 2018

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer
Date:	November 14, 2018